Income Taxes - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement of valuation allowance:
Balance at beginning of the year	¥ 123,938
Derecognized	(110,153)
Additions	78,542
Reversals	(58,347)
Balance at end of the year	33,980	¥ 123,938
Predecessor
Movement of valuation allowance:
Balance at beginning of the year	¥ 123,938	79,869
Additions		44,069
Balance at end of the year		¥ 123,938